TAXES OTHER THAN INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
TAXES OTHER THAN INCOME TAX
Schedule of taxes other than income tax

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Consumption tax (i)	204,388	197,542	213,894
City construction tax (ii)	16,398	15,710	18,044
Education surcharge	12,119	11,678	13,409
Resources tax	5,883	4,572	6,432
Others	5,814	5,516	7,253
	244,602	235,018	259,032

Notes:

(i)	Consumption tax was levied based on sales quantities of taxable products, tax rate of products is presented as below:

Products	RMB/Ton
Gasoline	2,109.76
Diesel	1,411.20
Naphtha	2,105.20
Solvent oil	1,948.64
Lubricant oil	1,711.52
Fuel oil	1,218.00
Jet fuel oil	1,495.20
(ii)	City construction tax and education surcharge is levied on an entity based on its paid amount of value-added tax and consumption tax.

Schedule of detailed information of consumption tax

Products	RMB/Ton
Gasoline	2,109.76
Diesel	1,411.20
Naphtha	2,105.20
Solvent oil	1,948.64
Lubricant oil	1,711.52
Fuel oil	1,218.00
Jet fuel oil	1,495.20